Income Taxes (Details) - Income Taxes (Details) - The components of the deferred tax assets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carry-forwards	$ 28,412,473	$ 25,034,778
Capitalized start-up cost and research and development cost	526,919	607,983
Research and development tax credit	1,559,952	1,389,625
Depreciation on property and equipment	27,536	(156,361)
Stock-based compensation	454,125	405,742
Reserves and accruals	(636,673)	719,909
Total deferred tax asset	30,344,332	28,001,676
Valuation allowance	(30,344,332)	(28,001,676)
Net deferred tax assets